BUSINESS AND ORGANIZATION (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
BUSINESS AND ORGANIZATION
NOTE 1. BUSINESS AND ORGANIZATION

RW Holdings NNN REIT, Inc. (the "Company") was incorporated on May 15, 2015 as a Maryland corporation. The Company has the authority to issue 450,000,000 shares of stock, consisting of 50,000,000 shares of preferred stock, $0.001 par value per share, 300,000,000 shares of Class C common stock, $0.001 par value per share, and 100,000,000 shares of Class S common stock, $0.001 par value per share. The Company was formed to primarily invest, directly or indirectly through investments in real estate owning entities, in single-tenant income-producing properties located in the United States, which are leased to creditworthy tenants under long-term net leases. The Company’s goal is to generate current income for investors and long-term capital appreciation in the value of its properties.

The Company holds its investments in real property through special purpose, wholly-owned limited liability companies, which are wholly-owned subsidiaries of Rich Uncles NNN Operating Partnership, LP, a Delaware limited partnership (the "Operating Partnership") or through the Operating Partnership. The Operating Partnership was formed on January 28, 2016. The Company is the sole general partner of, and owns a 99% partnership interest in, the Operating Partnership. Rich Uncles NNN LP, LLC, a Delaware limited liability company formed on May 13, 2016 ("NNN LP"), owns the remaining 1% partnership interest in the Operating Partnership and is the sole limited partner. NNN LP is wholly-owned by the Company.

The Company is externally managed by its advisor, Rich Uncles NNN REIT Operator, LLC (the "Advisor"), a Delaware limited liability company, pursuant to an advisory agreement, as amended (the "Advisory Agreement"). The Advisor is wholly-owned by the Company’s sponsor, BrixInvest, LLC (f/k/a Rich Uncles, LLC, the "Sponsor"), a Delaware limited liability company whose members include Aaron S. Halfacre and Raymond Wirta, the Company’s Chief Executive Officer and Chairman of the Board of Directors, respectively. On each of June 24, 2015 and December 31, 2015, the Company issued 10,000 shares of its Class C common stock to the Sponsor, for a total of 20,000 shares of Class C common stock, at a purchase price of $10.00 per share. As of June 30, 2019 and December 31, 2018, the Sponsor held 10,740 shares of the Company’s Class C common stock.

On July 15, 2015, the Company filed a registration statement on Form S-11 with the U.S. Securities and Exchange Commission (the "SEC") to register an initial public offering of a maximum of 90,000,000 shares of common stock for sale to the public (the "Primary Offering"). The Company also registered a maximum of 10,000,000 shares of common stock pursuant to the Company’s distribution reinvestment plan (the "Registered DRP Offering" and, together with the Primary Offering, the "Registered Offering"). The SEC declared the Company’s registration statement effective on June 1, 2016 and on July 20, 2016, the Company began offering shares of common stock to the public. Pursuant to its securities offering registered with the SEC, the Company sells shares of its "Class C" common stock directly to investors, with a minimum investment in shares of $500. Commencing in August 2017, the Company began selling shares of its Class C common stock only to U.S. persons as defined under Rule 903 promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Under applicable SEC rules, the current registration statement for the Registered Offering was scheduled to terminate on June 1, 2019, unless the Company filed a new registration statement on Form S-11 with the SEC prior to such date to extend the Registered Offering in accordance with Rule 415 of the Securities Act. On May 24, 2019, the Company filed a new registration statement on Form S-11 with the SEC so that the Company may continue to offer shares of its Class C common stock. The Company’s current registration statement on Form S-11 will terminate when the new registration statement is declared effective by the SEC. As required by some states, the Company is also required to renew the registration statement for the Registered Offering annually or file a new registration statement to continue the Registered Offering.

On August 11, 2017, the Company began offering up to 100,000,000 shares of its Class S common stock exclusively to non-U.S. Persons as defined under Rule 903 promulgated under the Securities Act pursuant to an exemption from the registration requirements of the Securities Act and in accordance with Regulation S of the Securities Act (the "Class S Offering" and, together with the Registered Offering, the "Offerings"). The Class S common stock has similar features and rights as the Class C common stock with respect to voting and liquidation except that the Class S common stock offered in the Class S offering may be sold through brokers or other persons who may be paid upfront and/or deferred selling commissions and fees.

On January 11, 2019, the Company’s board of directors approved and established an estimated net asset value ("NAV") per share of the Company’s common stock of $10.16 (unaudited). Effective January 14, 2019, the purchase price per share of the Company’s common stock in the Offerings and share repurchase program increased from $10.05 (unaudited) to $10.16 (unaudited).

Through June 30, 2019, the Company had sold 16,834,959 shares of Class C common stock in the Registered Offering, including 1,263,675 shares of Class C common stock sold under its Registered DRP Offering, for aggregate gross offering proceeds of $169,200,530, and 166,448 shares of Class S common stock in the Class S Offering, including 1,154 shares of Class S common stock sold under its dividend reinvestment plan applicable to Class S common stock, for aggregate gross offering proceeds of $1,689,029.

As of June 30, 2019, the Company had invested in (i) 24 operating properties, comprised of: nine retail properties, 10 office properties and five industrial properties; (ii) one parcel of land, which currently serves as an easement to one of the Company’s office properties; (iii) an approximate 72.7% tenant-in-common interest in a Santa Clara office property (the "TIC Interest"); and (iv) an approximate 4.8% interest in Rich Uncles Real Estate Investment Trust I ("REIT I"), an affiliated REIT.

On January 14, 2019, REIT I announced that it had retained a real estate financial advisor to assist it in evaluating strategic alternatives, which includes marketing its entire real estate properties portfolio (the "REIT I Portfolio") for disposition by sale, merger or other transaction structure. In connection with REIT I’s announcement, on March 19, 2019, the Company announced that it intended to explore a potential acquisition of REIT I or the REIT I Portfolio and that the Company’s board of directors has formed a special committee of the board of directors (the "Special Committee"), consisting solely of independent directors, that is evaluating the potential for a transaction with REIT I.

The members of the Special Committee, comprised of four of the Company’s six directors, have no affiliation with REIT I or the Sponsor. The special committee has engaged UBS Investment Bank as its financial advisor and Morris Manning and Martin, LLP as its legal advisor to assist the Special Committee as it conducts a review of a potential acquisition of REIT I or the REIT I Portfolio.

On June 21, 2019, the Company announced that REIT I conducted a multi-round process whereby bidders submitted proposals to a special committee of the REIT I board of trust managers for preliminary review. As a result of such process, REIT I and the Company determined to commence an exclusive due diligence process. Both parties and their advisors are continuing to evaluate a potential transaction and the Special Committee has not set a definitive timetable for completion of its evaluation. There can be no assurance that the Company will be able to enter into any transaction with REIT I on acceptable terms or at all.

NOTE 1. BUSINESS AND ORGANIZATION

RW Holdings NNN REIT, Inc. (the “Company”) was incorporated on May 15, 2015 as a Maryland corporation. The Company was originally incorporated under the name Rich Uncles Real Estate Investment Trust, Inc., but changed its name on October 19, 2015 to Rich Uncles NNN REIT, Inc. and again on August 14, 2017 to RW Holdings NNN REIT, Inc. The Company has the authority to issue 450,000,000 shares of stock, consisting of 50,000,000 shares of preferred stock, $0.001 par value per share, 300,000,000 shares of Class C common stock, $0.001 par value per share, and 100,000,000 shares of Class S common stock, $0.001 par value per share. The Company was formed to primarily invest, directly or indirectly in real estate owning entities, which own single-tenant income-producing properties located in the United States, which are leased to credit worthy tenants under long-term net leases. The Company’s goal is to generate current income for investors and long-term capital appreciation in the value of its properties.

The Company holds its investments in real property through special purpose wholly-owned limited liability companies which are wholly-owned subsidiaries of Rich Uncles NNN Operating Partners, L.P., a Delaware limited partnership (the “Operating Partnership”) or through the Operating Partnership. The Operating Partnership was formed on January 28, 2016. The Company is the sole general partner of and owns a 99% partnership interest in the Operating Partnership. Rich Uncles NNN LP, LLC, a Delaware limited liability company formed on May 13, 2016 (“NNN LP”), owns the remaining 1% interest in the Operating Partnership and is the sole limited partner. NNN LP is wholly-owned by the Company.

The Company is externally managed by its advisor, Rich Uncles NNN REIT Operator, LLC (the “Advisor”), a Delaware limited liability company, pursuant to an advisory agreement, as amended (the “Advisory Agreement”). The Advisor is wholly-owned by the Company’s sponsor, BrixInvest, LLC (f/k/a Rich Uncles, LLC) (the “Sponsor”), a Delaware limited liability company, whose members include Aaron Halfacre and Ray Wirta, the Company’s Chief Executive Officer and Chairman, respectively. On each of June 24 and December 31, 2015, the Company issued 10,000 shares of its Class C common stock to the Sponsor, for a total of 20,000 shares of Class C common stock, at a purchase price of $10.00 per share. As of December 31, 2018, the Sponsor held 10,740 shares of the Company’s Class C common stock.

On July 15, 2015, the Company filed a registration statement on Form S-11 with the Securities and Exchange Commission (the “SEC”) to register an initial public offering of a maximum of 90,000,000 in shares of common stock for sale to the public (the “Primary Offering”). The Company also registered a maximum of 10,000,000 of common stock pursuant to the Company’s distribution reinvestment plan (the “Registered DRP Offering” or "DRP" and, together with the Primary Offering the “Registered Offering”). The SEC declared the Company’s registration statement effective on June 1, 2016 and on July 20, 2016, the Company began offering shares of common stock to the public. Pursuant to its securities offering registered with the SEC, the Company sells shares of “Class C” common stock directly to investors, with a minimum investment in shares of $500. Commencing in August 2017, the Company began selling shares of its Class C common stock only to U.S. persons as defined under Rule 903 promulgated under the Securities Act of 1933, as amended (the “Securities Act”).

On August 11, 2017, the Company began offering up to 100,000,000 shares of Class S common stock exclusively to non-U.S. Persons as defined under Rule 903 promulgated under the Securities Act pursuant to an exemption from the registration requirements of the Securities Act and in accordance with Regulation S of the Securities Act (the “Class S Offering” and, together with the Registered Offering the “Offerings”). The Class S common stock has similar features and rights as the Class C common stock with respect to voting and liquidation except that the Class S common stock offered in the Class S offering may be sold through brokers or other persons who may be paid upfront and/or deferred selling commissions and fees.

On January 11, 2019, the Company’s board of directors approved and established an estimated net asset value ("NAV") per share of the Company’s common stock of $10.16 (unaudited). Effective January 14, 2019, the purchase price per share of the Company’s common stock in the Offerings and share repurchase program increased from $10.05 to $10.16 (unaudited).

Through December 31, 2018, the Company had sold 14,027,968 shares of Class C common stock in the Registered Offering, including 903,901 shares of Class C common stock sold under its Registered DRP Offering, for aggregate gross offering proceeds of $140,507,461, and 17,588 shares of Class S common stock in the Class S Offering, including 167 shares of Class S common stock sold under its distribution reinvestment plan, for aggregate gross offering proceeds of $176,604.

As of December 31, 2018, the Company had invested in (i) 24 operating properties, comprised of: 10 retail properties, 9 office properties and 5 industrial properties; (ii) one parcel of land, which currently serves as an easement to one of the Company’s office properties; (iii) an approximate 72.7% tenant-in-common interest in a Santa Clara office property (the “TIC Interest”); and (iv) an approximate 4.8% interest in a real estate investment in an affiliated REIT.

The Company continues to offer shares of common stock under its Offerings. In some states, the Company is required to renew the registration statement for the Registered Offering annually or file a new registration statement to continue the Registered Offering. The Company may terminate the Registered Offering at any time.